Max Berueffy
Senior Associate Counsel
Writer's Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

November 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company Variable Annuity Account A of Protective Life ProtectiveRewards Elite NY Filing Pursuant to Rule 497(j) for File No. 333-153043; 811-7337

Commissioners:

        On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus Statement of Additional Information being used in connection with the offering of the "ProtectiveRewards Elite NY", a flexible group and individual flexible premium deferred variable and fixed annuity contract, does not differ from the Prospectus and SAI contained in Pre-Effective Amendment No. 1 for Variable Annuity Account A of Protective Life as filed with the Commission on October 30, 2008 via EDGARLINK.

        Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,
/s/ MAX BERUEFFY Max Berueffy